Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following tables summarize compensation information for the principal executive officer and average compensation for the other named executive officers required by the SEC rules regarding Pay Versus Performance. The Company uses Annualized Net Income growth as its Company Selected Measure (CSM).

Year	SCT Total Compensation for CEO	Compensation Actually Paid to CEO	Average SCT Total Compensation for Other NEOs	Average Compensation Actually Paid to Other NEOs	Value of Initial Fixed $100 Investment Based on:		Net Income	Annualized Net Income Growth
					FFIN TSR	Peer Group TSR *

2023	$1,239,808	$798,730	$931,430	$850,609	$86.32	$84.70	$198,977	-15%
2022	$3,089,587	$448,226	$991,910	$548,081	$98.01	$88.96	$234,475	3%
2021	$3,442,141	$5,876,530	$981,457	$1,448,906	$144.84	$116.73	$227,562	13%
2020	$1,800,963	$1,358,758	$847,069	$800,991	$103.05	$86.37	$202,034	23%

* Peer Group TSR is based on the KBW Nasdaq Bank Index

Company Selected Measure Name		Annualized Net Income Growth
Named Executive Officers, Footnote

The non-principal executive officer (PEO) named executive officers (NEOs) reflected in the table were the following individuals for 2023: Mr. Butler, Mrs. Hickox, Mr. Thaxton, and Mr. Longhofer. For 2022 it reflects the following individuals: Mr. Butler, Mr. James Gordon, Mr. Thaxton, Mr. Longhofer. For 2021 and 2020 it reflects the following individuals: Mr. Butler, Mr. Gordon, Mr. Thaxton and Mr. Gary Gragg.

PEO Total Compensation Amount		$ 1,239,808	$ 3,089,587	$ 3,442,141	$ 1,800,963
PEO Actually Paid Compensation Amount		$ 798,730	448,226	5,876,530	1,358,758
Adjustment To PEO Compensation, Footnote

To calculate the Compensation Actually Paid (CAP), the following amounts were deducted from and added to Summary Compensation Table (SCT) total compensation:

Year	SCT Total Compensation for CEO	Deductions from SCT Total	Additions to SCT Total	CAP
		i	ii
2023	$1,239,808	$(45,583)	$(395,495)	$798,730
2022	$3,089,587	$(1,361,910)	$(1,279,451)	$448,226
2021	$3,442,141	$(1,672,598)	$4,106,987	$5,876,530
2020	$1,800,963	$(302,123)	$(140,082)	$1,358,758

The equity component of CAP for the year ended December 31, 2023 is further detailed below.

CEO Equity Component of CAP for FY 2023:
Equity Type	Fair Value of Current Year Equity Awards at 12/31/2023	Change in Value of Prior Years' Awards Unvested at 12/31/2023	Change in Value of Prior Years' Awards That Vested in FY 2023	Equity Value Included in CAP
	(a) *	(b)	(c)	(d) = (a) + (b) + (c)
ISOs	$—	$(84,869)	$(123,909)	$(208,778)
RSAs	—	—	(17,818)	(17,818)
RSUs	—	(41,820)	(32,804)	(74,624)
PSUs	—	(82,853)	—	(82,853)
Total	$—	$(209,542)	$(174,531)	$(384,073)

* Mr. Dueser declined to receive his long-term equity incentives for 2023.

Non-PEO NEO Average Total Compensation Amount		$ 931,430	991,910	981,457	847,069
Non-PEO NEO Average Compensation Actually Paid Amount		$ 850,609	548,081	1,448,906	800,991
Adjustment to Non-PEO NEO Compensation Footnote

To calculate the Compensation Actually Paid (CAP), the following amounts were deducted from and added to Summary Compensation Table (SCT) total compensation:

Year	SCT Total Compensation for other NEOs	Deductions from SCT Total	Additions to SCT Total	CAP
		i	ii
2023	$931,430	$(311,413)	$230,592	$850,609
2022	$991,910	$(256,830)	$(186,999)	$548,081
2021	$981,457	$(231,433)	$698,882	$1,448,906
2020	$847,069	$(170,745)	$124,667	$800,991

The equity component of CAP for the year ended December 31, 2023 is further detailed below.

Average Non-CEO NEOs Equity Component of CAP for FY 2023:
Equity Type	Fair Value of Current Year Equity Awards at 12/31/2023	Change in Value of Prior Years' Awards Unvested at 12/31/2023	Change in Value of Prior Years' Awards That Vested in FY 2023	Equity Value Included in CAP
	(a)	(b)	(c)	(d) = (a) + (b) + (c)
ISOs	$94,356	$(25,903)	$(23,891)	$44,562
RSAs	—	—	(5,939)	(5,939)
RSUs	99,172	(4,035)	(3,147)	91,989
PSUs	99,172	(7,947)	—	91,225
Total	$292,700	$(37,885)	$(32,977)	$221,837

Compensation Actually Paid vs. Total Shareholder Return

The chart below shows the relationship between compensation actually paid to our CEO and the average of the compensation actually paid to our Other NEOs and our cumulative TSR over the most recently completed fiscal years.

CAP vs. Total Shareholder Return

Compensation Actually Paid vs. Net Income

The chart below shows the relationship between compensation actually paid to our CEO and the average of the compensation actually paid to our Other NEOs and our net income over the most recently completed fiscal years.

CAP vs. Net Income

Total Shareholder Return Vs Peer Group		The table below shows the relationship between our cumulative TSR and our peer group TSR over the four most recently completed fiscal years. Total Shareholder Return: Company vs. Peer Group
Tabular List, Table

The four items listed below represent the most important metrics we used to determine CAP for the year ended December 31, 2023 as further described in our Compensation Discussion and Analysis within the Short Term Incentives and Long Term Incentives sections.

Most Important Performance Measures
Efficiency Ratio
Return on Assets
Return on Equity
Annual Net Income Growth

Total Shareholder Return Amount		$ 86.32	98.01	144.84	103.05
Peer Group Total Shareholder Return Amount	[1]	84.7	88.96	116.73	86.37
Net Income (Loss)		$ 198,977	$ 234,475	$ 227,562	$ 202,034
Company Selected Measure Amount		(0.15)	0.03	0.13	0.23
Measure:: 1
Pay vs Performance Disclosure
Name		Efficiency Ratio
Measure:: 2
Pay vs Performance Disclosure
Name		Return on Assets
Measure:: 3
Pay vs Performance Disclosure
Name		Return on Equity
Measure:: 4
Pay vs Performance Disclosure
Name		Annual Net Income Growth
Non-GAAP Measure Description

Annualized Net Income Growth (CSM) is a primary driver of short term incentives and relative annualized net income growth is a key component of long term incentives. It is a key driver in both cash incentive bonuses as well as profit sharing amounts. The CEO and the other NEO's net income growth goals are set by the Compensation committee each year. In 2023, the earnings growth goal was not met for the consolidated Company. The CEO elected not to receive his incentives and this significantly reduced cash incentive bonuses for the NEOs for the year ended December 31, 2023.

PEO | Adjustment to Compensation Deductions from SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (45,583)	$ (1,361,910)	$ (1,672,598)	$ (302,123)
PEO | Adjustment to Compensation Additions to SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(395,495)	(1,279,451)	4,106,987	(140,082)
PEO | Adjustment to Compensation Fair Value of Current Year Equity Awards, Incentive Stock Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Adjustment to Compensation Fair Value of Current Year Equity Awards, Restricted Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Adjustment to Compensation Fair Value of Current Year Equity Awards, Restricted Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Adjustment to Compensation Fair Value of Current Year Equity Awards, Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Adjustment to Compensation Fair Value of Current Year Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Adjustment to Compensation Change in Value of Prior Years' Awards Unvested, Incentive Stock Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(84,869)
PEO | Adjustment to Compensation Change in Value of Prior Years' Awards Unvested, Restricted Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Adjustment to Compensation Change in Value of Prior Years' Awards Unvested, Restricted Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(41,820)
PEO | Adjustment to Compensation Change in Value of Prior Years' Awards Unvested, Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(82,853)
PEO | Adjustment to Compensation Change in Value of Prior Years' Awards Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(209,542)
PEO | Adjustment to Compensation Change in Value of Prior Years' Awards that Vested in Fiscal Year, Incentive Stock Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(123,909)
PEO | Adjustment to Compensation Change in Value of Prior Years' Awards that Vested in Fiscal Year, Restricted Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(17,818)
PEO | Adjustment to Compensation Change in Value of Prior Years' Awards that Vested in Fiscal Year, Restricted Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(32,804)
PEO | Adjustment to Compensation Change in Value of Prior Years' Awards that Vested in Fiscal Year, Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Adjustment to Compensation Change in Value of Prior Years' Awards that Vested in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(174,531)
PEO | Adjustment to Compensation Equity Value Included in CAP, Incentive Stock Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(208,778)
PEO | Adjustment to Compensation Equity Value Included in CAP, Restricted Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(17,818)
PEO | Adjustment to Compensation Equity Value Included in CAP, Restricted Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(74,624)
PEO | Adjustment to Compensation Equity Value Included in CAP, Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(82,853)
PEO | Adjustment to Compensation Equity Value Included in CAP [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(384,073)
Non-PEO NEO | Adjustment to Compensation Deductions from SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(311,413)	(256,830)	(231,433)	(170,745)
Non-PEO NEO | Adjustment to Compensation Additions to SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		230,592	$ (186,999)	$ 698,882	$ 124,667
Non-PEO NEO | Adjustment to Compensation Fair Value of Current Year Equity Awards, Incentive Stock Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		94,356
Non-PEO NEO | Adjustment to Compensation Fair Value of Current Year Equity Awards, Restricted Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Adjustment to Compensation Fair Value of Current Year Equity Awards, Restricted Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		99,172
Non-PEO NEO | Adjustment to Compensation Fair Value of Current Year Equity Awards, Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		99,172
Non-PEO NEO | Adjustment to Compensation Fair Value of Current Year Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		292,700
Non-PEO NEO | Adjustment to Compensation Change in Value of Prior Years' Awards Unvested, Incentive Stock Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(25,903)
Non-PEO NEO | Adjustment to Compensation Change in Value of Prior Years' Awards Unvested, Restricted Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Adjustment to Compensation Change in Value of Prior Years' Awards Unvested, Restricted Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,035)
Non-PEO NEO | Adjustment to Compensation Change in Value of Prior Years' Awards Unvested, Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(7,947)
Non-PEO NEO | Adjustment to Compensation Change in Value of Prior Years' Awards Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(37,885)
Non-PEO NEO | Adjustment to Compensation Change in Value of Prior Years' Awards that Vested in Fiscal Year, Incentive Stock Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(23,891)
Non-PEO NEO | Adjustment to Compensation Change in Value of Prior Years' Awards that Vested in Fiscal Year, Restricted Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,939)
Non-PEO NEO | Adjustment to Compensation Change in Value of Prior Years' Awards that Vested in Fiscal Year, Restricted Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,147)
Non-PEO NEO | Adjustment to Compensation Change in Value of Prior Years' Awards that Vested in Fiscal Year, Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Adjustment to Compensation Change in Value of Prior Years' Awards that Vested in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(32,977)
Non-PEO NEO | Adjustment to Compensation Equity Value Included in CAP, Incentive Stock Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		44,562
Non-PEO NEO | Adjustment to Compensation Equity Value Included in CAP, Restricted Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,939)
Non-PEO NEO | Adjustment to Compensation Equity Value Included in CAP, Restricted Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		91,989
Non-PEO NEO | Adjustment to Compensation Equity Value Included in CAP, Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		91,225
Non-PEO NEO | Adjustment to Compensation Equity Value Included in CAP [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 221,837

[1]	Peer Group TSR is based on the KBW Nasdaq Bank Index